COST REDUCTION ACTIONS - Restructuring Charges (Details) - Continuing operations - Other expense, net - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Restructuring Charges:
Restructuring charges	$ 19.9	$ 59.5	$ 66.1
Label and Graphic Materials
Restructuring Charges:
Restructuring charges	8.5	13.6	40.1
Retail Branding and Information Solutions
Restructuring Charges:
Restructuring charges	10.5	35.7	21.3
Industrial and Healthcare Materials
Restructuring Charges:
Restructuring charges	$ 0.9	8.0	4.3
Corporate
Restructuring Charges:
Restructuring charges		$ 2.2	$ 0.4